Financial Instruments-Risk Management - Summary of Interest Rate Sensitivity (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Net income [member] | 100 bp increase [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	$ (105)	$ 64
Net income [member] | 100 bp increase [member] | Canadian dollar [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	(181)
Net income [member] | 100 bp increase [member] | Other currencies [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	76
Net income [member] | 100 bp decrease [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	101	(67)
Net income [member] | 100 bp decrease [member] | Canadian dollar [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	177
Net income [member] | 100 bp decrease [member] | Other currencies [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	(76)
Economic value of equity [member] | 100 bp increase [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	(870)	(354)
Economic value of equity [member] | 100 bp increase [member] | Canadian dollar [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	(458)
Economic value of equity [member] | 100 bp increase [member] | Other currencies [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	(412)
Economic value of equity [member] | 100 bp decrease [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	797	$ 183
Economic value of equity [member] | 100 bp decrease [member] | Canadian dollar [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	291
Economic value of equity [member] | 100 bp decrease [member] | Other currencies [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in interest rates pro-forma after tax impact	$ 506